Financial Assets And Financial Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Financial Assets And Financial Liabilities

13. FINANCIAL ASSETS AND FINANCIAL LIABILITIES

The following table shows the carrying amounts and fair values of financial assets, including their levels in the fair value hierarchy.

Financial assets

A breakdown of financial assets at December 31, is as follows:

A. Current and non-current financial assets

	December 31, 2023		December 31, 2022
(In thousand Euros)	Non-current	Current	Non-current	Current
Customer sales and services	—	43,258	—	39,797
Other receivables	—	140	—	16
Loans to employees	180	18	—	14

Trade and other financial receivables	180	43,416	—	39,827

Loans granted to Joint Venture			—	—
Guarantee deposit	1,341	—	1,133	—

Non-current financial assets	1,341	—	1,133	—

Guarantee deposit	—	82	—	560
Financial investments	—	5,728	—	5,397

Other current financial assets	—	5,810	—	5,957

Total	1,521	49,226	1,133	45,784

Trade and other financial receivables are mainly amounts due from customers for goods sold or services performed in the ordinary course of business. They are due for settlement in the short term (less than 1 year) and therefore are classified as current. Trade and other financial receivables are recognized initially at the amount of consideration that is unconditional, unless they contain significant financing components, in which case they are recognized at fair value. The Group holds the trade receivables with the objective of collecting the contractual cash flows and therefore measures them subsequently at amortized cost using the effective interest method.

The carrying amounts of the customer sales and services include receivables which are subject to a factoring arrangement. Under this arrangement, the Group has transferred the relevant receivables to the factor in exchange for cash and is prevented from selling or pledging the receivables. However, the Group has retained late payment and credit risk. The Group therefore continues to recognize the transferred assets in their entirety in its statement of financial position, except as mentioned in Note 13C.

The amount repayable under the factoring agreement is presented as secured borrowing. The Group considers that the held to collect business model remains appropriate for these receivables and hence continues to measure them at amortized cost.

At December 31, 2023, other current financial assets include financial investments, such as investment funds in financial institutions, totaling Euros 5,728 thousand (Euros 5,397 thousand at December 31, 2022).

These financial investments are deposits managed by financial institutions in investment funds to obtain profitability. The Group has considered their classification as current assets because it expects to liquidate these investments in the following 12 months.

B. Expected credit loss assessment for corporate customers at December 31, 2023 and 2022.

The Group applies the IFRS 9 simplified approach to measuring expected credit losses using a lifetime expected credit loss provision for trade receivables and contract assets. To measure expected credit losses on a collective basis, trade receivables and contract assets are grouped based on similar credit risk and aging. The contract assets have similar risk characteristics to the trade receivables for similar types of contracts.

The impairment of trade receivables is recognized under “Expected credit loss for trade and other receivables” in other operating expenses.

The total expense recognized in profit or loss 2023 was Euros 1,893 thousand and Euros 3,873 thousand during 2022. This amount includes Euros 581 thousand corresponding mainly due to the impact of final uncollectible balances (2022: Euros 0 thousand). The allowance for doubtful debts provision as of December 31, 2023 estimated based on the expected credit loss, was Euros 1,536 thousand, as compared to Euros 1,656 thousand as of December 31, 2022, for amounts outstanding less than 180 days as at reporting date. Additionally, the Company has recognized as of December 31, 2023, a bad debt provision for amounts outstanding 180 days or longer for Euros 4,836 thousand, as compared to Euros 3,404 thousand as at December 31, 2022, which has been calculated taking into account specific accounts receivable considered doubtful.

The expected loss rates are based on the Group’s historical credit losses.

C. Financial assets by class and category

	December 31, 2023
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	43,258	—	—	43,258
Other receivables	140	—	—	140
Loans to employees	198	—	—	198
Trade and other financial receivables	43,596	—	—	43,596
Guarantee deposit	1,341	—	—	1,341
Non-current financial assets	1,341	—	—	1,341
Guarantee deposit	82	—	—	82
Financial investments	302	5,187	239	5,728
Other current financial assets	384	5,187	239	5,810
Total	45,321	5,187	239	50,747

	December 31, 2022
(In thousand Euros)	Financial assets measured at amortized cost	Financial assets measured at FTVPL	Financial assets measured at FVTOCI	Total
Customer sales and services	39,797	—	—	39,797
Other receivables	16	—	—	16
Loans to employees	14	—	—	14

Trade and other financial receivables	39,827	—	—	39,827

Guarantee deposit	1,133	—	—	1,133

Non-current financial assets	1,133	—	—	1,133

Guarantee deposit	560	—	—	560
Financial investments	128	5,030	239	5,397

Other current financial assets	688	5,030	239	5,957

Total	41,648	5,030	239	46,917

Financial assets measured at FVTOCI correspond to investments in hedge funds whose quotation is considered level 1 for fair value purposes.

The financial investments valued at FVTPL relate to investment funds held at financial institutions. These financial assets are considered level 3 for fair value purposes.

The rest of the financial assets (both current and non-current) are measured at their amortized cost, which does not materially differ from their fair value.

Financial liabilities

Loans and borrowings

	December 31, 2023		December 31, 2022
(In thousand Euros)	Non- current	Current	Non- current	Current
Loans	80,861	32,037	44,359	5,853
Working capital lines of credit and others	—	94,459	—	83,415
Loans and borrowings	80,861	126,496	44,359	89,268
Derivative warrant liabilities	—	3,119	—	5,834
Lease liabilities (see note 9)	34,063	4,914	24,657	2,644

Total	114,924	134,529	69,016	97,746

Financial liabilities are measured at their amortized cost, which does not differ from their fair value (it is considered that the applicable interest rates still represent market spreads), except for the derivative warrant liabilities which is measured at FVTPL.

The working capital lines of credit are a type of short-term financing used to cover ongoing business’s operations. These small-business loans are not used to fund large investments and are renewed every 90 days.

Bank loans

At December 31, 2023, the Group had credit lines and other financing products of Euros 130,670 thousand (Euros 120,220 thousand at December 31, 2022), of which a total of Euros 94,442 thousand has been drawn down (Euros 81,920 thousand at December 31, 2022). In addition to the aforementioned financing products, the company engages in non-recourse factoring with a limit of Euro 12,000 thousand at December 31, 2023, of which Euro 1,630 thousand have been disposed.

Interest expense on bank loans was Euros 13,791 thousand at December 31, 2023 (Euros 3,711 thousand at December 31, 2022) (See Note 22). At December 31, 2023, accrued interest payable was Euros 204 thousand (Euros 128 thousand at December 31, 2022).

The group has loans which require compliance with certain financial covenants. On December 31, 2023, the Group achieved these financial covenants or has obtained the corresponding waiver issued by the bank, except for 2 loans totalling Euros 9.783 thousand which have been classified as a short term loan. However at 16 February 2024 the Group has received a waiver from the bank, confirming that they will not execute this clause of early payment for these loans.

Details of the maturities, by year, of the principal and interest of the loans and borrowings as of December 31, 2023 and December 31, 2022, are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
2023	—	92,581
2024	136,179	14,851
2025	31,317	12,741
2026	26,379	9,460
2027	17,699	7,780
2028	12,831	3,725
More than five years	4,784	3,713

Total	229,189	144,851

Details of loans and borrowings at December 31, 2023 and 2022 are as follows:

(In thousand Euros)		December 31, 2023
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	19,927	4,914	429	25,270
Floating rate loan	EUR	98,149	6,201	10,274	114,624
Covenant Loan	EUR	8,270	36,818	19,719	64,807

Total		126,346	47,933	30,422	204,701

Borrowings
Fixed rate loan	EUR	150	459	2,047	2,656

Total		150	459	2,047	2,656

Total		126,496	48,392	32,469	207,357

(In thousand Euros)		December 31, 2022
Company	Currency	Less than 1 year	1 to 3 years	Over 3 years	Total
Bank loans
Fixed rate loan	EUR	13,135	11,694	5,376	30,205
Floating rate loan	EUR	75,353	4,240	9,478	89,071
Covenant Loan	EUR	609	6,197	5,625	12,431

Total		89,097	22,131	20,479	131,707

Borrowings
Fixed rate loan	EUR	171	384	1,365	1,920

Total		171	384	1,365	1,920

Total		89,268	22,515	21,844	133,627

As of December 31, 2023, the Group had loans at variable interest rates referenced to Euribor plus a differential between 3% and 8% and at fixed interest rates that range between 0% and 5.67%, respectively, compared to variable rates referenced to Euribor plus a differential between 3% and 6.79% and fixed rates between 0% and 6.32%, respectively, during fiscal year ended December 31, 2022.

Borrowings

At December 31, 2023, loans from a Government entity (CDTI) was outstanding for Euros 2,656 thousand (Euros 1,920 thousand at December 31, 2022).

B. Derivative warrant liabilities

As mentioned in Note 6, as part of the Transaction, 5,750,000 Public Warrants and 8,933,333 Private Warrants issued by Kensington were assumed by Wallbox.

Public Warrants entitle the holder to convert each warrant into one Class A ordinary share of Wallbox, Euros 0.12 par value, at an exercise price of USD 11.50.

Private Warrants, on a cash-less basis, entitle their holder to convert the warrants into a number of Wallbox Class A ordinary shares, Euros 0.12 par value, equal to the product of the number of warrants to convert multiplied by the quotient obtained by dividing the excess of ‘Sponsor’s Fair Market Value’ over the exercise price of USD 11.50 by the Sponsor’s Fair Market Value’.

The Sponsor Fair Market Value shall mean the average last reported sale price of the ordinary shares for the ten (10) trading days ending on the third trading day prior to the date on which notice of exercise of the Private Warrant is provided.

Until warrant holders acquire the ordinary shares upon exercise of such warrants, they will have no voting or economic rights. The warrants will expire on October 1, 2026, five years after the Transaction, or earlier upon redemption or liquidation, in accordance with their terms.

In addition, during 2023, Wallbox issued new warrants as part of the facility agreement with Banco Bilbao Vizcaya Argentaria S.A. (“BBVA”) entered into in February 2023. On February 9, 2023 the Company signed an agreement with BBVA granting BBVA an aggregate of 1,007,894 warrants exercisable for 1,007,894 Class A Shares for exercise price of 5.32 USD per share (the “BBVA Warrants”). The BBVA Warrants are exercisable until February 9, 2033 unless earlier redeemed by the Company pursuant to the warrant agreement.

As there are no elements in the warrant agreements that give Wallbox the option to prevent the warrant owners from converting their warrants within 12 months, Wallbox has classified the derivative warrant liabilities as a current liability.

Movement in the derivative warrant liabilities for the year ended December 31, 2023 and 2022 is summarized as follows:

	Public Warrant		Private Warrant		BBVA Warrant		Total
	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros	Number of warrants	Thousand Euros
At December 31, 2021	5,705,972	24,887	8,933,333	58,365	—	—	14,639,305	83,252
Public and Private Warrants exercised on January 11, 2022	(141,808)	(472)	(50,000)	(276)	—	—	(191,808)	(748)
Public Warrants exercised on February 1, 2022	(304,635)	(933)	—	—	—	—	(304,635)	(933)
Public Warrants exercised on March 23, 2022	(22)	(1)	—	—	—	—	(22)	(1)
Public Warrants exercised on October 10, 2022	(1)	—	—	—	—	—	(1)	-
Change in fair value of derivative warrant liabilities	—	(22,730)	—	(58,018)	—	—	—	(80,748)
Exchange differences	—	1,419	—	3,593	—	—	—	5,012

At December 31, 2022	5,259,506	2,170	8,883,333	3,664	-	-	14,142,839	5,834

Warrants issuance	—	—	—	—	1,007,894	3,893	1,007,894	3,893
Change in fair value of derivative warrant liabilities	—	(1,440)	—	(2,433)	—	(2,603)	—	(6,476)
Exchange differences	—	(17)	—	(29)	—	(86)	—	(132)
At December 31, 2023	5,259,506	713	8,883,333	1,202	1,007,894	1,204	15,150,733	3,119

Fair value measurements

The financial liability for the derivative warrants is accounted for at fair value through profit or loss. The Private Warrants have been measured at fair value using a Monte Carlo simulation (Level 3). The Public Warrants are listed and have been measured at fair value using the quoted price (Level 1).

Public Warrants are listed and have been measured at fair value using the quoted price (Level 1). As of December 31, 2023, the fair value of the Public and Private Warrants was USD 0.15 (2022: USD 0.44) based on the public quote of Public Warrants. The fair value of the BBVA Warrants was USD 1.32 based on a Black-Scholes valuation methodology for options and warrants.

Reconciliation of movements of liabilities to cash flows arising from financing activities

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2023	133,627	5,834	27,301	166,762

Proceeds from loans	419,471	—	—	419,471
Principal paid on lease liabilities	—	—	(2,809)	(2,809)
Interest paid on lease liabilities	—	—	(1,341)	(1,341)
Repayments of loans	(337,977)	—	—	(337,977)
Interest and bank fees paid	(18,908)	—	—	(18,908)

Total changes from financing cash flows	62,586	—	(4,150)	58,436

The effect of changes in foreign exchange rates	(149)	(132)	(160)	(441)

Change in fair value of derivative warrant liabilities	—	(6,476)	—	(6,476)
New leases	—	—	1,386	1,386
Business combinations	—	—	13,014	13,014
Transfers	(3,893)	3,893	—	—
Interest and bank fees expenses	13,906	—	1,341	15,247
Other	1,280	—	245	1,525

Total liability-related other changes	11,293	(2,583)	15,986	24,696

Balance at December 31, 2023	207,357	3,119	38,977	249,453

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Total
Balance at January 1, 2022	51,345	83,252	19,710	154,307

Proceeds from loans	291,204	—	—	291,204
Proceeds from warrants (Public and Private)	—	4,625	—	4,625
Principal paid on lease liabilities	—	—	(2,191)	(2,191)
Interest paid on lease liabilities	—	—	(1,267)	(1,267)
Repayments of loans	(218,902)	—	—	(218,902)
Repayments of borrowings	(42)	—	—	(42)
Interest and bank fees paid	(3,199)	—	—	(3,199)
Interest paid on convertible bonds	(223)	—	—	(223)

Total changes from financing cash flows	68,838	4,625	(3,458)	70,005

The effect of changes in foreign exchange rates	46	5,011	278	5,335

Change in fair value of derivative warrant liabilities	—	(80,748)	—	(80,748)
New leases	—	—	8,517	8,517
Governmental loan receivable	248	—	—	248
Public Warrants exercised	—	(6,306)	—	(6,306)
Business combinations	9,439	—	988	10,427
Interest and bank fees expenses	3,711	—	1,266	4,977

Total liability-related other changes	13,398	(87,054)	10,771	(62,885)

Balance at December 31, 2022	133,627	5,834	27,301	166,762

(In thousand Euros)	Loans and borrowings	Derivative warrant liabilities	Lease liabilities	Convertible bonds	Total
Balance at January 1, 2021	22,372	—	4,117	26,146	52,635
Proceeds from loans	204,677	—	—	—	204,677
Proceeds from borrowings	124	—	—	—	124
Proceeds from warrants (Public and Private)	—	—	—	—	—
Proceeds from convertible bonds	—	—	—	34,550	34,550
Principal paid on lease liabilities	—	—	(828)	—	(828)
Interest paid on lease liabilities	—	—	(631)	—	(631)
Repayments of loans	(176,324)	—	—	—	(176,324)
Repayments of borrowings	(87)	—	—	—	(87)
Interest and bank fees paid	(3,047)	—	—	—	(3,047)
Interest paid on convertible bonds	—	—	—	(997)	(997)
Other payments	(297)	—	—	—	(297)
Total changes from financing cash flows	25,046	—	(1,459)	33,553	57,140
The effect of changes in foreign exchange rates	—	—	(2)	—	(2)
Issuance of Public and Private Warrants on Transaction date	—	14,491	—	—	14,491
Public Warrants exercised	—	(193)	—	—	(193)
Change in fair value of derivative warrant liabilities	—	68,954	—	—	68,954
Valuation of convertible bonds	—	—	—	25,491	25,491
Redemption of convertible bonds and convertible note	—	—	—	(87,105)	(87,105)
New leases	—	—	16,423	—	16,423
Interest accrual	470	—	—	(470)	—
Governmental loan receivable	365	—	—	—	365
Interest and bank fees expenses	3,092	—	631	2,385	6,108

Total liability-related other changes	3,927	83,252	17,054	(59,699)	44,534
Balance at December 31, 2021	51,345	83,252	19,710	—	154,307

Trade and other payables

Details of trade and other payables at December 31, 2023 and 2022 are as follows:

(In thousand Euros)	December 31, 2023	December 31, 2022
Suppliers	36,538	65,830
Personnel (salaries payable)	5,843	5,351
Customer advances	2,700	68
Total	45,081	71,249

Trade and other payables are unsecured and are typically paid in less than 12 months upon recognition. The carrying amounts of trade and other payables are considered equal to their fair values, due to their short-term nature.